EQUITY-BASED COMPENSATION - Unrecognized compensation expense of stock options (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
EQUITY-BASED COMPENSATION
Total unrecognized compensation expense	$ 4.5
Total unrecognized compensation expense, weighted average period	1 year 4 months 24 days
Fair value of time-based awards that vested	$ 7.9	$ 6.7	$ 10.1